Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Total fair value	$ 656,341	$ 448,384	$ 89,857
Mortgage loans held for sale at fair value
Fair value
Current through 89 days delinquent	655,221	447,889	89,857
90 or more days delinquent	1,120	495
Total fair value	656,341	448,384	89,857
Principal amount due upon maturity
Current through 89 days delinquent	652,361	418,650	84,384
90 or more days delinquent	1,428	623
Total principal amount due upon maturity	653,789	419,273	84,384
Difference
Current through 89 days delinquent	2,860	29,239	5,473
90 or more days delinquent	(308)	(128)
Total difference	$ 2,552	$ 29,111	$ 5,473